Simple agreements for future equity (Tables) - Exascale Labs Inc [Member]	18 Months Ended
Jun. 30, 2026
Schedule of share based payment award stock options valuation assumptions

	As of June 30,
	2025	2026
Volatility(1)	78.6%	88.7%
Risk-free rate(2)	4.0%	3.9%
Credit spread(3)	8.9%	9.7%
Discount rate(4)	12.8%	13.6%
Dividend yield(5)	0.0%	0.0%

(1)	Volatility: Derived with reference to historical price volatility of comparable companies
(2)	Risk-free rate: Derived with reference to U.S. sovereign bond yield
(3)	Credit spread: Risk premium over the risk-free rate, derived with reference to the spread of CCC rated bonds
(4)	Discount rate: Sum of risk-free rate and credit spread
(5)	Dividend yield: Derived with reference to historical dividend record of the Company

Schedule of fair value measurement

Amount
Balance at June 30, 2024	$9,321,564
Issuance of simple agreements for future equity	4,307,500
Change in fair value	4,614,821
Balance at June 30, 2025	$18,243,885
Issuance of simple agreements for future equity	3,500,000
Change in fair value	7,377,383
Balance at June 30, 2026	$29,121,268